Recapitalization and public share offering - Narrative (Details) $ in Thousands		12 Months Ended
	Mar. 21, 2017 CAD ($)	Mar. 31, 2017 CAD ($)
Disclosure of classes of share capital [line items]
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets		$ 2,648
Term Loan
Disclosure of classes of share capital [line items]
Repayment of borrowings, classified as financing activities	$ 100,000
Class A
Disclosure of classes of share capital [line items]
Stock split, conversion ratio	1	0.0000001